Non-Controlling Interest In Versus Llc (Details) - USD ($)	Mar. 01, 2022	Jun. 21, 2019	May 21, 2019	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Non-Controlling Interest In Versus Llc (Details) [Line Items]
Common shares (in Shares)	715	12	1,196	669,636	260,761	64,810
Fair value	$ 186,294	$ 6,906	$ 116,595		$ 186,294
Liabilities	4,562,631	26,448	3,575,884
Non controlling interest	$ 4,376,337	$ 19,433	$ 2,053,199
Versus LLC [Member]
Non-Controlling Interest In Versus Llc (Details) [Line Items]
Common shares (in Shares)		6	2,392		715
Fair value		$ 2,527	$ 1,403,675
Versus LLC [Member]
Non-Controlling Interest In Versus Llc (Details) [Line Items]
Ownership interest percentage	81.90%	0.30%	25.20%		66.80%		41.30%
Versus LLC [Member] | Versus LLC [Member]
Non-Controlling Interest In Versus Llc (Details) [Line Items]
Ownership interest percentage	81.90%	66.80%	66.50%
Versus Systems UK, Ltd. [Member]
Non-Controlling Interest In Versus Llc (Details) [Line Items]
Ownership interest percentage	15.10%